UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09537

MFS CALIFORNIA MUNICIPAL FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, MA 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2013

MFS® CALIFORNIA MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 165.6%
Airport Revenue - 8.3%
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, BHAC, 5.25%, 2038	$750,000	$848,289
Orange County, CA, Airport Rev., “A”, 5%, 2031	190,000	213,473
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 2021	500,000	594,560
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 2038	305,000	340,133
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 2030	285,000	315,874
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 2031	150,000	165,143
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	440,000	490,662

		$2,968,134
General Obligations - General Purpose - 9.4%
Commonwealth of Puerto Rico, “A”, 5.5%, 2018	$370,000	$404,129
State of California, AMBAC, 6%, 2017	1,000,000	1,198,690
State of California, 5.25%, 2035	455,000	533,801
State of California, 5.5%, 2040	630,000	742,984
State of California, 5.25%, 2040	415,000	481,508

		$3,361,112
General Obligations - Schools - 26.0%
Alhambra, CA, Unified School District, “B”, ASSD GTY, 5.25%, 2028	$500,000	$567,910
Banning, CA, Unified School District (Election of 2006), “B”, ASSD GTY, 5.25%, 2033	500,000	548,155
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 2040	955,000	244,757
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 2030	60,000	65,461
El Camino, CA, Community College District (Election of 2002), “C”, 4%, 2037	550,000	580,443
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2045	515,000	224,504
Montebello, CA, Unified School District (Election of 2004), “A-1”, ASSD GTY, 5.25%, 2034	355,000	401,225
Napa Valley, CA, Unified School District, 5%, 2020	225,000	275,231
Peralta, CA, Community College District, AGM, 5%, 2016	500,000	566,075
Pittsburg, CA, Unified School District, “B”, AGM, 5.5%, 2034	500,000	563,260
Pomona, CA, Unified School District, “A”, NATL, 6.55%, 2029	1,000,000	1,280,470
San Diego County, CA, Southwestern Community College District (Election of 2008), “C”, 5%, 2040	370,000	410,101
San Diego, CA, Community College (Election of 2002), 5.25%, 2033	125,000	147,660
San Joaquin, CA, Delta Community College District (Election of 2004), “B”, Capital Appreciation, AGM, 0%, 2018	400,000	355,760
Santee, CA, School District (Election of 2006), Capital Appreciation, “D”, ASSD GTY, 0%, 2043	765,000	168,912
Vallejo City, CA, Unified School District, “A”, NATL, 5.9%, 2025	500,000	569,140
Victor, CA, Elementary School District (Election of 2008), “A”, ASSD GTY, 5.125%, 2034	500,000	561,180
Washington, CA, Yolo County Unified School District (New High School Project), 5%, 2021	450,000	492,530
West Contra Costa, CA, Unified School District, “A”, NATL, 5.7%, 2023	500,000	645,195
West Covina, CA, Unified School District, “A”, NATL, 5.8%, 2021	500,000	598,925

		$9,266,894
Healthcare Revenue - Hospitals - 26.0%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), 6.25%, 2039	$505,000	$597,723
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), “A”, 5%, 2026	110,000	127,452
California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 5%, 2034	250,000	268,073
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 5%, 2033	295,000	338,740
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 2032	525,000	598,343
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 2040	255,000	289,379
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.5%, 2020	500,000	633,125
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	500,000	603,035
California Municipal Finance Authority, COP (Community Hospitals of Central California), 5.25%, 2027	250,000	269,525
California Statewide Communities Development Authority Rev. (Adventist), ASSD GTY, 5%, 2037	500,000	547,430
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041	1,000,000	1,107,430

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 2023	$500,000	$578,385
California Statewide Communities Development Authority Rev. (Huntington Memorial Hospital), 5%, 2035	535,000	564,602
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 2042	455,000	511,789
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 2030	260,000	297,063
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 2032	610,000	684,597
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 2041	450,000	505,103
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	400,000	416,848
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	250,000	298,043

		$9,236,685
Healthcare Revenue - Long Term Care - 2.2%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 2041	$150,000	$176,783
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2047	315,000	342,046
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 5.25%, 2034	230,000	246,969

		$765,798
Miscellaneous Revenue - Other - 3.0%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5%, 2037	$400,000	$441,992
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2037	385,000	440,482
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	160,000	171,694

		$1,054,168
Port Revenue - 4.1%
Alameda Corridor Transportation Authority, California Rev., “A”, AGM, 5%, 2028	$305,000	$362,343
Port of Oakland, CA, Rev., “P”, 5%, 2033	1,000,000	1,103,400

		$1,465,743
Sales & Excise Tax Revenue - 1.9%
California Economic Recovery, “A”, 5%, 2020	$250,000	$304,100
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	250,000	264,673
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 2054	1,280,000	112,499

		$681,272
Single Family Housing Revenue - Local - 0.0%
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “A”, GNMA, 6.35%, 2029	$5,000	$5,155

Single Family Housing - Other - 1.5%
California Department of Veterans Affairs, Home Purchase Rev., “A”, 4.5%, 2028	$500,000	$538,465

Single Family Housing - State - 3.5%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2030	$305,000	$305,796
California Housing Finance Agency Rev. (Home Mortgage), “K”, 5.3%, 2023	255,000	264,636
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	555,000	568,337
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 2038	120,000	122,785

		$1,261,554
Solid Waste Revenue - 1.4%
Salinas Valley, CA, Solid Waste Authority Rev., AMBAC, 5.125%, 2022	$500,000	$501,700

State & Agency - Other - 1.4%
Sacramento County, CA, Public Facilities Project, COP, AMBAC, 4.75%, 2027	$500,000	$499,985

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - 15.7%
Compton, CA, Public Finance Authority, AMBAC, 5%, 2032	$500,000	$365,685
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., FGIC, 5%, 2035	255,000	267,309
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., BHAC, 5%, 2038	1,000,000	1,044,940
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	1,000,000	1,041,630
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 2018	2,020,000	1,668,318
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 2023	1,220,000	755,412
Los Angeles, CA, Municipal Improvement Corp. Lease Rev., “B”, ASSD GTY, 5.5%, 2030	390,000	449,358

		$5,592,652
Tax Assessment - 12.6%
Fontana, CA, Public Finance Authority, Tax Allocation Rev. (Sub Lien North Fontana Redevelopment), “A”, AMBAC, 5%, 2029	$1,000,000	$1,029,610
Fullerton, CA, Community Facilities District, Special Tax (Amerige Heights), 5%, 2032	155,000	166,631
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	100,000	100,633
Huntington Park, CA, Public Financing Authority Rev., “A”, AGM, 5.25%, 2019	500,000	529,305
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 4%, 2022	115,000	126,937
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 5%, 2023	60,000	70,280
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 5%, 2027	65,000	71,206
San Diego, CA, Community Facilities District No. 3, Special Tax, 5%, 2036	160,000	169,374
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “A”, AMBAC, 5.25%, 2025	500,000	528,500
San Dieguito, CA, Public Facilities Authority, ‘‘A’’, AMBAC, 5%, 2032	500,000	527,800
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), “A”, 5%, 2030	165,000	176,753
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), “A”, 5%, 2033	130,000	138,632
San Jose, CA, Redevelopment Agency, Tax Allocation (Merged Area Redevelopment Project), “C”, NATL, 4.25%, 2030	900,000	840,996

		$4,476,657
Tobacco - 4.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 2047	$1,000,000	$843,010
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	715,000	666,573

		$1,509,583
Toll Roads - 0.7%
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., NATL, 5.125%, 2019	$250,000	$250,408

Transportation - Special Tax - 3.3%
Commonwealth of Puerto Rico Highway & Transportation Authority, Highway Rev., “Y”, AGM, 5.5%, 2016 (c)	$450,000	$525,011
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Rev., “A”, 5%, 2036	220,000	257,688
San Francisco, CA, Municipal Transportation Agency Rev., “B”, 5%, 2037	335,000	377,043

		$1,159,742
Universities - Colleges - 6.1%
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 2025	$120,000	$125,993
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2030	285,000	349,695
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 2028	375,000	452,423
California State University Rev., “A”, 5%, 2024	370,000	450,260
University Enterprises, Inc. (Auxiliary Organization), “A”, FGIC, 4.375%, 2030	500,000	505,870
University of California Rev., “G”, 4%, 2029	265,000	291,063

		$2,175,304

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - 1.4%
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.1%, 2032	$150,000	$157,463
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 2047	315,000	330,605

		$488,068
Utilities - Cogeneration - 0.9%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 2045	$305,000	$314,611

Utilities - Municipal Owned - 11.3%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 2019	$805,000	$987,582
California Department of Water Resources, Power Supply Rev., “N”, 5%, 2020	205,000	254,134
Imperial Irrigation District Electric Rev., “A”, 5%, 2017	500,000	587,755
Northern California Power Agency, Capital Facilities Rev., “A”, 5.25%, 2024	390,000	446,445
Sacramento, CA, Municipal Utility District Rev., “U”, AGM, 5%, 2019	750,000	893,228
Sacramento, CA, Municipal Utility District Rev., “X”, 5%, 2025	370,000	445,014
Vernon, CA, Electric System Rev., “A”, 5.5%, 2041	370,000	403,737

		$4,017,895
Utilities - Other - 2.9%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$245,000	$342,292
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	585,000	684,813

		$1,027,105
Water & Sewer Utility Revenue - 17.8%
Atwater, CA, Public Financing Authority Wastewater Rev., ASSD GTY, 5%, 2034	$500,000	$511,125
Bay Area, CA, Water Supply & Conservation Agency, “A”, 5%, 2034	225,000	264,078
California Department of Water Resources (Center Valley Project), “A-E”, 5%, 2028	500,000	591,165
Chino Basin, CA, Regional Financing Authority Rev. (Inland Empire Utilities Agency), “A”, AMBAC, 5%, 2038 (f)	1,000,000	1,121,820
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	110,000	113,513
Escondido CA, Joint Powers Financing Authority Rev., (Water System Financing), 5%, 2041	460,000	502,798
Los Angeles, CA, Department of Water & Power Waterworks Rev., “C”, NATL, 5%, 2029	500,000	525,385
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	440,000	496,676
Norco, CA, Financing Authority Enterprise Rev., AGM, 5.625%, 2039	215,000	238,416
San Francisco, CA, City & County Public Utilities Commission Water Rev., “A”, 5%, 2023	445,000	552,605
San Francisco, CA, City & County Public Utilities Commission Water Rev., “A”, 5.25%, 2031	335,000	393,846
Sonoma County, CA, Water Agency Rev., “A”, AGM, 5%, 2036	600,000	637,062
Southern California Metropolitan Water District Rev., “A”, 5%, 2028	325,000	376,197

		$6,324,686
Total Municipal Bonds		$58,943,376

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	299,693	$299,693

Floating Rate Demand Notes - 0.6%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.1%, due 3/01/13	$200,000	$200,000
Total Investments		$59,443,069

Other Assets, Less Liabilities - 1.6%		578,134

VMTPS, at liquidation value (issued by the fund) - (68.6)%		(24,425,000)
Net Assets applicable to common shares - 100.0%		$35,596,203

(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

Derivative Contracts at 2/28/12

Futures Contracts Outstanding at 2/28/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	4	$575,125	June - 2013	$1,575

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	20	$2,630,938	June - 2013	$(656)

					$919

At February 28, 2013, the fund had liquid securities with an aggregate value of $41,507 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of February 28, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$58,943,376	$—	$58,943,376
Short Term Securities	—	200,000	—	200,000
Mutual Funds	299,693	—	—	299,693
Total Investments	$299,693	$59,143,376	$—	$59,443,069

Other Financial Instruments
Futures Contracts	$919	$—	$—	$919

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$54,834,052
Gross unrealized appreciation	4,832,417
Gross unrealized depreciation	(223,400)
Net unrealized appreciation (depreciation)	$4,609,017

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,001,732	1,564,239	(2,266,278)	299,693

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$224	$299,693

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CALIFORNIA MUNICIPAL FUND

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 12, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 12, 2013

*	Print name and title of each signing officer under his or her signature.